Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2013
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Supplement to the Prospectus dated May 30, 2013

(as may be supplemented from time to time)

Supplement dated March 18, 2014

At a meeting of the Board of Trustees (the "Board") of the Valued Advisers Trust held on March 11-12, 2014, the Board approved a revision to the principal investment strategies and risks of the Angel Oak Multi-Strategy Income Fund (the "Fund"). Accordingly, effective May 30, 2014, the Fund may engage in short sales of exchange-traded funds ("ETFs") as part of its principal investment strategies. Risks associated with engaging in short sales include the following:

Short Sales Risk. The Fund may make short sales of exchange-traded funds ("ETFs"), which involves selling an ETF it does not own in anticipation that the price of the ETF will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy the ETF sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund.

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Angel Oak Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Supplement to the Prospectus dated May 30, 2013

(as may be supplemented from time to time)

Supplement dated March 18, 2014

At a meeting of the Board of Trustees (the "Board") of the Valued Advisers Trust held on March 11-12, 2014, the Board approved a revision to the principal investment strategies and risks of the Angel Oak Multi-Strategy Income Fund (the "Fund"). Accordingly, effective May 30, 2014, the Fund may engage in short sales of exchange-traded funds ("ETFs") as part of its principal investment strategies. Risks associated with engaging in short sales include the following:

Short Sales Risk. The Fund may make short sales of exchange-traded funds ("ETFs"), which involves selling an ETF it does not own in anticipation that the price of the ETF will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy the ETF sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund.

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